UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5696
                                   ---------------------------

                             AXP Global Series, Inc.
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               (Exact name of registrant as specified in charter)


                50606 AXP Financial Center, Minneapolis, MN 55474
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                    (Address of principal executive offices)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
-------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (612) 330-9283
                                                    --------------

Date of fiscal year end:   10/31
                         --------

Date of reporting period:  01/31
                          --------

                            AXP(R) GLOBAL BOND FUND
                           A FEEDER FUND INVESTING IN
                             WORLD INCOME PORTFOLIO
                      PORTFOLIO HOLDINGS AT JAN. 31, 2005

Investments in Securities

AXP World Income Portfolio

Jan. 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (94.6%)(c)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount
Australia (1.7%)

Burns Philp Capital Property
  (U.S. Dollar) Sr Sub Nts
     02-15-11            10.75%              $100,000                $111,500
New South Wales Treasury
  (Australian Dollar)
     03-01-08             8.00              8,000,000               6,629,983
Queensland Treasury
  (Australian Dollar)
     06-14-05             6.50              3,000,000               2,333,571
Telstra
  (U.S. Dollar)
     04-01-12             6.38                500,000                 557,332
Total                                                               9,632,386

Austria (2.1%)

Republic of Austria
  (European Monetary Unit)
   01-15-10               5.50              8,500,000              12,347,599

Bermuda (--%)

Intelsat Bermuda
  (U.S. Dollar) Sr Nts
   01-15-13               8.25                 50,000(d)               51,750

Brazil (0.2%)

Federal Republic of Brazil
  (U.S. Dollar)
   04-15-14               8.00              1,192,122               1,217,038

Canada (2.3%)

Ainsworth Lumber
  (U.S. Dollar) Sr Nts
     10-01-12             7.25                 50,000(d)               50,000
Canada Housing Trust #1
  (Canadian Dollar)
     06-15-06             5.53              3,220,000               2,688,479
Canadian Pacific Railway
  (Canadian Dollar)
     06-15-10             4.90                380,000(d)              315,850
Cascades
  (U.S. Dollar) Sr Nts
     02-15-13             7.25                 55,000                  57,475
Corus Entertainment
  (U.S. Dollar) Sr Sub Nts
     03-01-12             8.75                 40,000                  43,450
Domtar
  (U.S. Dollar)
     12-01-13             5.38                920,000                 905,408
Norampac
  (U.S. Dollar) Sr Nts
     06-01-13             6.75                100,000                 104,750
Novelis
  (U.S. Dollar) Sr Nts
     02-15-15             7.25                 50,000(d,g)             50,000
Province of British Columbia
  (Canadian Dollar)
     08-23-10             6.38              6,400,000               5,784,496
Province of Ontario
  (Canadian Dollar)
     03-08-06             5.90              3,300,000               2,748,627
Russel Metals
  (U.S. Dollar) Sr Nts
     03-01-14             6.38                 70,000                  70,000
Shaw Communications
  (U.S. Dollar) Sr Nts
     04-06-11             7.25                185,000                 202,112
Sun Media
  (U.S. Dollar)
     02-15-13             7.63                200,000                 213,000
Videotron Ltee
  (U.S. Dollar)
     01-15-14             6.88                 95,000                  97,019
Total                                                              13,330,666

Denmark (0.8%)

Realkredit Danmark
  (Danish Krone)
   01-01-08               4.00             25,200,000               4,567,897

Finland (2.2%)

Republic of Finland
  (European Monetary Unit)
   07-04-07               5.00              9,400,000              12,960,032

France (5.1%)

Compagnie de Financement Foncier
  (European Monetary Unit)
     02-02-06             2.75              2,000,000               2,618,311
France Telecom
  (U.S. Dollar)
     03-01-06             7.95                700,000(e)              731,118
Govt of France
  (European Monetary Unit)
     04-25-12             5.00              9,375,000              13,543,367
     04-25-13             4.00              9,460,000              12,864,957
Total                                                              29,757,753

Germany (10.6%)

Allgemeine HypothekenBank Rheinboden
  (European Monetary Unit)
     09-02-09             5.00              1,860,000(d)            2,627,006
Bayerische Landesbank
  (Japanese Yen) Sr Nts
     04-22-13             1.40            301,000,000               2,965,981
Bundesrepublik Deutschland
  (European Monetary Unit)
     07-04-10             5.25              2,750,000               3,976,222
     07-04-13             3.75             13,240,000              17,684,535
     07-04-27             6.50              7,470,000              13,335,971
Bundesschatzanweisungen
  (European Monetary Unit)
     12-16-05             2.75              7,570,000               9,911,294

See accompanying notes to investments in securities.
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1 -- AXP GLOBAL BOND FUND -- PORTFOLIO HOLDINGS AT JAN. 31, 2005

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount
Germany (cont.)

DePfa Deutsche Pfandbriefbank
  (European Monetary Unit)
     01-15-10             5.50%             2,200,000              $3,186,104
Deutsche Bank
  (European Monetary Unit)
     07-28-09             4.25                500,000                 685,089
Rheinische Hypothekenbank
  (European Monetary Unit)
     07-05-10             5.75              2,200,000               3,240,071
Westfaelische HypotheKenbank
  (European Monetary Unit)
     04-24-06             4.75              2,300,000               3,083,123
Total                                                              60,695,396

Greece (4.0%)

Hellenic Republic
  (European Monetary Unit)
     06-21-06             2.75              7,600,000               9,946,393
     04-19-07             4.65              4,780,000               6,510,666
     10-22-22             5.90              4,200,000               6,745,790
Total                                                              23,202,849

Italy (5.4%)

Buoni Poliennali Del Tesoro
  (European Monetary Unit)
     03-01-07             4.50              8,800,000              11,931,668
     10-15-07             5.00              8,700,000              12,044,140
     11-01-26             7.25              3,486,283               6,639,795
Telecom Italia
  (European Monetary Unit)
     02-01-07             5.63                500,000                 687,603
Total                                                              31,303,206

Japan (8.7%)

Development Bank of Japan
  (Japanese Yen)
     06-20-12             1.40            650,000,000               6,476,658
Govt of Japan
  (Japanese Yen)
     12-21-09             1.70          2,895,000,000              29,545,845
     03-22-10             1.70            320,000,000               3,268,984
     06-20-12             1.40            700,000,000               6,981,607
     12-20-12             1.00            396,000,000               3,816,476
Total                                                              50,089,570

Luxembourg (0.7%)

Michelin Finance Luxembourg
  (European Monetary Unit)
     04-16-09             6.13                500,000                 724,094
Telecom Italia Capital
  (U.S. Dollar)
     09-30-34             6.00              3,145,000(d)            3,175,705
Total                                                               3,899,799

Malaysia (0.3%)

Petronas Capital
  (U.S. Dollar)
   05-22-12               7.00              1,500,000(d)            1,716,622

Mexico (0.7%)

Govt of Mexico
  (Mexican Peso)
     12-24-09             9.00             16,000,000               1,417,139
Pemex Project Funding Master Trust
  (U.S. Dollar)
     12-15-14             7.38              1,980,000               2,212,650
United Mexican States
  (Japanese Yen)
     06-06-06             6.75             62,000,000                 649,804
Total                                                               4,279,593

Netherlands (3.0%)

Bank Nederlandse Gemeenten
  (British Pound)
     08-06-07             7.38              1,100,000               2,194,169
Deutsche Telekom Intl Finance
  (European Monetary Unit)
     05-29-07             7.50                500,000                 718,818
Govt of Netherlands
  (European Monetary Unit)
     07-15-12             5.00              8,700,000              12,573,958
RWE Finance
  (European Monetary Unit)
     10-26-07             5.50                500,000                 697,603
Vodafone Finance
  (European Monetary Unit)
     05-27-09             4.75                740,000               1,025,359
Total                                                              17,209,907

New Zealand (1.5%)

Govt of New Zealand
  (New Zealand Dollar)
     11-15-06             8.00              8,800,000               6,419,725
     11-15-11             6.00              3,530,000               2,490,893
Total                                                               8,910,618

Norway (1.1%)

Govt of Norway
  (Norwegian Krone)
   05-16-11               6.00             36,800,000               6,625,879

Poland (1.1%)

Republic of Poland
  (Polish Zloty)
     02-12-06             8.50             11,600,000               3,796,558
     11-24-09             6.00              9,000,000               2,864,979
Total                                                               6,661,537

South Korea (0.1%)

Korea Development Bank
  (Japanese Yen)
   06-25-08               0.98             70,000,000                 682,519

Spain (7.8%)

Caja de Ahorros y Monte de Piedad de Madrid
  (European Monetary Unit)
     03-25-11             3.50              2,500,000               3,304,227
Govt of Spain
  (European Monetary Unit)
     10-31-07             4.25              8,950,000              12,181,026
     07-30-09             5.15             12,000,000              17,120,606
     01-31-10             4.00              9,400,000              12,827,560
Total                                                              45,433,419

Supra-National (1.0%)

European Investment Bank
  (British Pound)
     12-07-11             5.50              3,000,000               5,858,052
INVISTA
  (U.S. Dollar)
     05-01-12             9.25                 50,000(d)               55,063
Total                                                               5,913,115

Sweden (0.5%)

Govt of Sweden
  (Swedish Krona)
   04-20-06               3.50             19,000,000               2,761,506

United Kingdom (3.5%)

BT Group
  (U.S. Dollar)
     12-15-10             8.38                700,000                 837,005
Greater Beijing First Expressways
  (U.S. Dollar) Sr Nts
     06-15-07             9.50              8,750,000(b,h,l)               --
United Kingdom Treasury
  (British Pound)
     03-07-12             5.00              5,910,000              11,407,865
     09-07-14             5.00              4,210,000               8,168,431
Total                                                              20,413,301

United States (30.1%)

Aesop Funding II LLC
  (U.S. Dollar) Series 2002-1A Cl A1 (AMBAC)
     10-20-06             3.85                500,000(d,j)            502,135
Airgas
  (U.S. Dollar)
     10-01-11             9.13                195,000                 215,962
Allied Waste North America
  (U.S. Dollar) Series B
     04-01-08             8.88                 50,000                  52,250
AmeriCredit Automobile Receivables Trust
  (U.S. Dollar) Series 2004-DF Cl A3 (FSA)
     07-06-09             2.98                800,000(j)              788,250
ASIF Global Financing XIX
  (U.S. Dollar)
     01-17-13             4.90              6,855,000(d)            7,023,770
AT&T Wireless Services
  (U.S. Dollar) Sr Nts
     03-01-11             7.88                500,000                 587,850
Ball
  (U.S. Dollar)
     12-15-12             6.88                115,000                 122,475
Banc of America Commercial Mtge
  (U.S. Dollar) Series 2004-5 Cl A4
     11-10-41             4.94                750,000(f)              762,915

See accompanying notes to investments in securities.

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2 -- AXP GLOBAL BOND FUND -- PORTFOLIO HOLDINGS AT JAN. 31, 2005

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount
United States (cont.)

Bank of America
  (U.S. Dollar) Sr Nts
     02-01-07             5.25%            $1,000,000              $1,030,503
  (U.S. Dollar) Sub Nts
     08-15-13             4.75                800,000                 807,650
BCP Crystal US Holdings
  (U.S. Dollar) Sr Sub Nts
     06-15-14             9.63                 40,000(d)               44,400
Bear Stearns Commercial Mtge Securities
  (U.S. Dollar) Series 2003-T10 Cl A1
     03-13-40             4.00                636,951(f)              628,861
  (U.S. Dollar) Series 2004-PWR6 Cl A6
     11-11-41             4.83              1,075,000(f)            1,082,643
  (U.S. Dollar) Series 2004-T16 Cl A3
     02-13-46             4.03                600,000(f)              597,472
Boise Cascade LLC
  (U.S. Dollar) Sr Sub Nts
     10-15-14             7.13                 80,000(d)               83,800
Boyd Gaming
  (U.S. Dollar) Sr Sub Nts
     12-15-12             7.75                 35,000                  37,625
Caesars Entertainment
  (U.S. Dollar) Sr Sub Nts
     05-15-11             8.13                160,000                 183,200
California State Teachers' Retirement System Trust
  (U.S. Dollar) Series 2002-C6 Cl A3
     11-20-14             4.46                962,652(d,f)            977,025
Cardinal Health
  (U.S. Dollar)
     06-15-15             4.00              1,700,000               1,526,632
Chesapeake Energy
  (U.S. Dollar) Sr Nts
     06-15-14             7.50                 75,000                  81,750
     08-15-14             7.00                 65,000                  68,900
     01-15-16             6.88                 20,000                  20,800
Church & Dwight
  (U.S. Dollar) Sr Sub Nts
     12-15-12             6.00                 30,000(d)               30,300
Citigroup
  (European Monetary Unit) Sr Nts
     05-21-10             3.88              2,600,000               3,488,522
Comcast
  (U.S. Dollar)
     03-15-11             5.50              2,150,000               2,265,175
Comcast Cable Communication Holdings
  (U.S. Dollar)
     03-15-13             8.38                106,000                 130,945
Commercial Mtge Pass-Through Ctfs
  (U.S. Dollar) Series 2004-LB3A Cl A3
     07-10-37             5.09              1,100,000(f)            1,140,559
Community Health Systems
  (U.S. Dollar) Sr Sub Nts
     12-15-12             6.50                 40,000(d)               40,000
Compass Minerals Group
  (U.S. Dollar)
     08-15-11            10.00                100,000                 112,000
Cott Beverages
  (U.S. Dollar)
     12-15-11             8.00                100,000                 107,375
CS First Boston Mtge Securities
  (U.S. Dollar) Series 2004-C1 Cl A2
     01-15-37             3.52                250,000(f)              245,666
CSC Holdings
  (U.S. Dollar) Sr Nts
     12-15-07             7.88                150,000                 161,625
Daimler Chrysler Auto Trust
  (U.S. Dollar) Series 2005-A Cl A3
     12-08-08             3.49              2,800,000               2,794,751
DaimlerChrysler NA Holding
  (European Monetary Unit)
     01-16-07             5.63                670,000                 918,833
Del Monte
  (U.S. Dollar) Sr Sub Nts
     02-15-15             6.75                 30,000(d,g)             30,300
Dex Media West LLC/Finance
  (U.S. Dollar) Sr Nts Series B
     08-15-10             8.50                 55,000                  59,813
DIRECTV Holdings LLC/Finance
  (U.S. Dollar) Sr Nts
     03-15-13             8.38                115,000                 129,375
DPL
  (U.S. Dollar) Sr Nts
     09-01-11             6.88                150,000                 162,674
DR Horton
  (U.S. Dollar) Sr Nts
     05-01-13             6.88                150,000                 165,451
Echostar DBS
  (U.S. Dollar)
     10-01-14             6.63                 65,000(d)               65,650
  (U.S. Dollar) Sr Nts
     10-01-08             5.75                 60,000                  60,450
El Paso Natural Gas
  (U.S. Dollar) Sr Nts Series A
     08-01-10             7.63                160,000                 175,600
Emmis Operating
  (U.S. Dollar)
     05-15-12             6.88                 70,000                  71,750
Encore Acquisition
  (U.S. Dollar) Sr Sub Nts
     04-15-14             6.25                155,000                 154,613
Federal Home Loan Mtge Corp
  (European Monetary Unit)
     01-15-06             5.25              1,800,000               2,409,837
  (U.S. Dollar)
     01-15-12             5.75              6,435,000               7,001,145
     09-01-17             6.50                518,874(f)              548,085
     10-01-18             5.00                951,561(f)              968,785
     04-01-33             6.00              2,300,962(f)            2,390,126
     08-01-33             6.50                343,905(f)              360,177
     11-01-33             5.00              1,481,898(f)            1,485,506
  Collateralized Mtge Obligation
  (U.S. Dollar)
     11-15-28             4.50              1,025,393(f)            1,033,869
Federal Natl Mtge Assn
  (U.S. Dollar)
     01-01-09             5.74              1,194,902(f)            1,258,175
     01-01-13             4.92                516,348(f)              528,766
     02-01-13             4.87              1,341,341(f)            1,374,255
     09-01-13             5.28                877,868(f)              918,893
     10-01-13             5.11                393,887(f)              408,803
     03-01-17             5.50              1,167,888(f)            1,209,364
     03-01-17             6.00                331,995(f)              347,655
     04-01-17             6.50              1,249,436(f)            1,327,819
     06-01-17             6.00                880,457(f)              921,988
     07-01-17             6.00                462,988(f)              486,335
     08-01-18             4.50              2,120,675(f)            2,122,249
     11-01-18             5.50              2,072,976(f)            2,145,943
     12-01-18             5.00              4,129,449(f)            4,205,220
     07-01-23             5.00              1,246,225(f)            1,257,670
     12-01-31             6.50                449,201(f)              473,443
     05-01-32             7.00              1,445,774(f)            1,530,065
     05-01-32             7.50                739,143(f)              791,358
     06-01-32             7.00                689,867(f)              734,780
     08-01-32             6.50              3,988,647(f)            4,190,073
     09-01-32             6.50                470,111(f)              493,805
     11-01-32             7.50              1,168,937(f)            1,251,514
     01-01-33             5.80                782,312(f)              842,697
     03-01-33             5.50              2,425,420(f)            2,475,859
     03-01-33             6.00              2,902,649(f)            2,997,883
     04-01-33             6.00              1,639,840(f)            1,697,357
     05-01-33             6.00                704,990(f)              729,034
     06-01-33             5.50              4,027,213(f)            4,115,997
     09-01-33             5.50                699,033(f)              712,706
     11-01-33             6.50              1,091,812(f)            1,145,132
Ford Credit Auto Owner Trust
  (U.S. Dollar) Series 2005-A Cl A3
     11-15-08             3.48              2,800,000               2,794,400
Ford Motor
  (U.S. Dollar)
     10-01-28             6.63                485,000                 447,292
General Electric Capital
  (European Monetary Unit)
     06-20-07             5.13                500,000                 687,748
Genworth Financial
  (Japanese Yen)
     06-20-11             1.60            130,000,000               1,265,793
Georgia Gulf
  (U.S. Dollar) Sr Nts
     12-15-13             7.13                 55,000                  58,713
Georgia-Pacific
  (U.S. Dollar) Sr Nts
     07-15-08             7.38                140,000                 151,557
GMAC
  (U.S. Dollar)
     03-02-11             7.25              1,300,000               1,331,382
     09-15-11             6.88              1,680,000               1,687,001
GMAC Commercial Mtge Securities
  (U.S. Dollar) Series 2004-C3 Cl A5
     12-10-41             4.86              1,100,000(f)            1,108,833
Goldman Sachs Group
  (U.S. Dollar)
     05-15-09             6.65                500,000                 549,201

See accompanying notes to investments in securities.

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3 -- AXP GLOBAL BOND FUND -- PORTFOLIO HOLDINGS AT JAN. 31, 2005

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount
United States (cont.)

Govt Natl Mtge Assn
  (U.S. Dollar)
     10-15-33             5.50%            $1,665,125(f)           $1,710,532
  Collateralized Mtge Obligation
  Interest Only
  (U.S. Dollar)
     01-20-32             0.00              2,328,315(f,i)            249,316
Grant Prideco Escrow
  (U.S. Dollar)
     12-15-09             9.00                100,000                 110,750
Graphic Packaging Intl
  (U.S. Dollar) Sr Nts
     08-15-11             8.50                 35,000                  37,800
Greenwich Capital Commercial Funding
  (U.S. Dollar) Series 2004-GG1 Cl A4
     06-10-36             4.76              1,100,000(f)            1,124,538
  (U.S. Dollar) Series 2005-GG3 Cl A1
     08-10-42             3.92                750,000(f,g)            751,862
  (U.S. Dollar) Series 2005-GG3 Cl A4
     08-10-42             4.80              1,300,000(f,g)          1,306,413
Hilton Hotels
  (U.S. Dollar)
     12-01-12             7.63                200,000                 233,009
Honda Auto Receivables Owner Trust
  (U.S. Dollar) Series 2005-1 Cl A3
     10-21-08             3.53                700,000                 700,546
Host Marriott LP
  (U.S. Dollar) Sr Nts
     08-15-12             7.00                 55,000(d)               57,475
ING Security Life Institutional Funding
  (U.S. Dollar)
     01-15-10             4.25              1,440,000(d)            1,439,410
Intl Paper
  (European Monetary Unit)
     08-11-06             5.38                505,000                 682,902
IPALCO Enterprises
  (U.S. Dollar)
     11-14-08             8.38                250,000                 280,000
Jefferson Smurfit
  (U.S. Dollar)
     10-01-12             8.25                 45,000                  47,700
Joy Global
  (U.S. Dollar) Series B
     03-15-12             8.75                 60,000                  67,200
JPMorgan Chase Commercial Mtge Securities
  (U.S. Dollar) Series 2004-CBX Cl A5
     01-12-37             4.65                900,000(f)              906,647
  (U.S. Dollar) Series 2004-CBX Cl A6
     01-12-37             4.90              1,100,000(f)            1,116,330
KB Home
  (U.S. Dollar)
     01-15-15             5.88                 85,000                  86,089
Key Energy Services
  (U.S. Dollar) Series C
     03-01-08             8.38                130,000                 135,688
L-3 Communications
  (U.S. Dollar)
     06-15-12             7.63                250,000                 272,500
Lamar Media
  (U.S. Dollar)
     01-01-13             7.25                 50,000                  53,750
LB-UBS Commercial Mtge Trust
  (U.S. Dollar) Series 2004-C6 Cl A2
     08-15-29             4.19              1,250,000(f)            1,247,013
  (U.S. Dollar) Series 2004-C7 Cl A2
     10-15-29             3.99              1,000,000(f)              990,080
  (U.S. Dollar) Series 2004-C8 Cl A2
     12-15-29             4.20              1,300,000(f)            1,299,961
  (U.S. Dollar) Series 2004-C8 Cl A6
     12-15-29             4.80              1,500,000(f)            1,515,545
  (U.S. Dollar) Series 2005-C1 Cl A4
     02-15-30             4.74              1,100,000(f,g)          1,105,495
Long Beach Auto Receivables Trust
  (U.S. Dollar) Series 2004-C Cl A3 (FSA)
     09-15-09             3.40                750,000(j)              747,278
Lubrizol
  (U.S. Dollar) Sr Nts
     10-01-09             4.63                270,000                 270,600
MacDermid
  (U.S. Dollar)
     07-15-11             9.13                 35,000                  38,719
Meritage Homes
  (U.S. Dollar)
     06-01-11             9.75                105,000                 116,025
Metris Master Trust
  (U.S. Dollar) Series 2004-2 Cl M
     10-20-10             2.89                450,000(e)              450,306
Metropolitan Edison
  (U.S. Dollar)
     03-15-13             4.95              1,010,000               1,014,369
MGM Mirage
  (U.S. Dollar)
     10-01-09             6.00                 45,000                  46,013
  (U.S. Dollar) Sr Nts
     02-27-14             5.88                 50,000                  49,250
Mohegan Tribal Gaming Authority
  (U.S. Dollar) Sr Sub Nts
     04-01-12             8.00                 75,000                  80,719
Moog
  (U.S. Dollar) Sr Sub Nts
     01-15-15             6.25                 15,000                  15,188
Morgan Stanley Capital I
  (U.S. Dollar) Series 2005-T17 Cl A5
     12-13-41             4.78                900,000(f)              904,842
Morgan Stanley Group
  (European Monetary Unit)
     03-16-06             5.25              2,400,000               3,223,459
NeighborCare
  (U.S. Dollar) Sr Sub Nts
     11-15-13             6.88                 25,000                  26,344
Newfield Exploration
  (U.S. Dollar) Sr Sub Nts
     08-15-12             8.38                340,000                 378,250
Nextel Communications
  (U.S. Dollar) Sr Nts
     10-31-13             6.88                185,000                 201,188
Nissan Auto Receivables Owner Trust
  (U.S. Dollar) Series 2003-A Cl A4
     07-15-08             2.61                500,000                 494,132
  (U.S. Dollar) Series 2005-A Cl A3
     10-15-08             3.54              1,100,000               1,096,183
Norcraft Companies LP/Finance
  (U.S. Dollar) Sr Sub Nts
     11-01-11             9.00                 40,000                  42,800
Northwest Pipeline
  (U.S. Dollar)
     03-01-10             8.13                 10,000                  11,038
NorthWestern Energy
  (U.S. Dollar)
     11-01-14             5.88                 15,000(d)               15,437
Overseas Private Investment
  (U.S. Dollar) U.S. Govt Guaranty Series 1996A
     09-15-08             6.99              3,333,333               3,535,800
Owens-Illinois Glass Container
  (U.S. Dollar)
     05-15-11             7.75                100,000                 107,500
Peabody Energy
  (U.S. Dollar) Series B
     03-15-13             6.88                210,000                 224,700
Plains Exploration & Production
  (U.S. Dollar) Sr Nts
     06-15-14             7.13                 60,000                  65,850
Potomac Edison
  (U.S. Dollar) 1st Mtge
     11-15-14             5.35                105,000(d)              106,050
Pricoa Global Funding I
  (U.S. Dollar)
     01-15-10             4.20              5,560,000(d)            5,546,878
Pride Intl
  (U.S. Dollar) Sr Nts
     07-15-14             7.38                 30,000                  33,000
Qwest
  (U.S. Dollar)
     03-15-12             9.13                 85,000(d)               96,688
Reliant Energy
  (U.S. Dollar)
     12-15-14             6.75                 35,000                  34,125
Schuler Homes
  (U.S. Dollar)
     07-15-09             9.38                 85,000                  91,163
Silgan Holdings
  (U.S. Dollar) Sr Sub Nts
     11-15-13             6.75                100,000                 103,000
Southern Star Central
  (U.S. Dollar)
     08-01-10             8.50                 50,000                  55,125
Sprint Capital
  (U.S. Dollar)
     11-15-28             6.88              1,500,000               1,677,450
Station Casinos
  (U.S. Dollar) Sr Nts
     04-01-12             6.00                100,000                 102,500
Susquehanna Media
  (U.S. Dollar) Sr Sub Nts
     04-15-13             7.38                140,000                 147,700

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4 -- AXP GLOBAL BOND FUND -- PORTFOLIO HOLDINGS AT JAN. 31, 2005

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount
United States (cont.)

Texas Genco LLC/Financing
  (U.S. Dollar) Sr Nts
     12-15-14             6.88%               $45,000(d)              $46,575
Time Warner
  (U.S. Dollar)
     05-15-29             6.63                490,000                 538,920
Toyota Motor Credit
  (Japanese Yen)
     06-09-08             0.75            297,000,000               2,907,545
Transcontinental Gas Pipe Line
  (U.S. Dollar) Series B
     08-15-11             7.00                175,000                 191,625
Triad Hospitals
  (U.S. Dollar) Sr Nts
     05-15-12             7.00                140,000                 146,475
U.S. Treasury
  (U.S. Dollar)
     01-15-10             3.63                290,000                 289,002
     11-15-14             4.25                265,000                 267,443
     08-15-23             6.25              7,585,000(k)            9,096,963
     02-15-26             6.00              3,700,000(k)            4,359,063
     02-15-31             5.38                560,000                 626,434
Verizon Pennsylvania
  (U.S. Dollar) Series A
     11-15-11             5.65              7,400,000(k)            7,800,339
Wachovia
  (U.S. Dollar)
     08-15-08             3.50                400,000                 395,288
Wachovia Bank Commercial Mtge Trust
  (U.S. Dollar) Series 2003-C8 Cl A2
     11-15-35             3.89              1,250,000(f)            1,242,759
  (U.S. Dollar) Series 2005-C16 Cl A4
     10-15-41             4.85              2,300,000(f)            2,299,729
Washington Mutual Bank FA
  (U.S. Dollar) Sub Nts
     08-15-14             5.65              2,120,000               2,223,816
Wells Fargo Bank NA
  (U.S. Dollar) Sub Nts
     02-01-11             6.45              2,855,000               3,169,918
William Carter
  (U.S. Dollar) Series B
     08-15-11            10.88                 65,000                  72,638
World Omni Auto Receivables Trust
  (U.S. Dollar) Series 2005-A Cl A3
     06-12-09             3.54              1,500,000(g)            1,499,709
Total                                                             174,565,044


Total bonds

(Cost: $496,832,516)                                             $548,229,001

Short-term securities (3.7%)
Issuer                Efffective               Amount                 Value(a)
                         yield               payable at
                                              maturity

U.S. government agency (3.0%)
Federal Natl Mtge Assn Disc Nts
     02-03-05             2.27%            $3,200,000              $3,199,395
     02-11-05             2.30              3,200,000               3,197,751
     02-16-05             2.32              7,400,000               7,392,370
     03-09-05             2.27              3,700,000               3,691,395
Total                                                              17,480,911

Commercial paper (0.7%)
HSBC Finance
   02-01-05               2.48              4,000,000               3,999,724

Total short-term securities
(Cost: $21,481,815)                                               $21,480,635

Total investments in securities
(Cost: $518,314,331)(m)                                          $569,709,636


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
5 -- AXP GLOBAL BOND FUND -- PORTFOLIO HOLDINGS AT JAN. 31, 2005

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2004.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2005, the value of these securities amounted to $24,147,889 or 4.2% of net assets.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2005.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At Jan. 31, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $4,750,004.

(h)   Negligible market value.

(i) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Jan. 31, 2005.

(j) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC       --       American Municipal Bond Association Corporation

      FSA         --       Financial Security Assurance

(k) Partially pledged as initial deposit on the following open interest rate futures contracts:

      Type of security                                         Notional amount
      Sale contracts

      U.S. Treasury Notes, March 2005, 10-year                     $14,800,000

(l) Identifies issues considered to be illiquid as to their marketability. Information concerning such security holdings at Jan. 31, 2005, is as follows:

      Security                                     Acquisition            Cost
                                                       dates

      Greater Beijing First Expressways
      (U.S. Dollar) 9.50% Sr Nts 2007         6-12-97 thru 9-16-98    $118,924

(m) At Jan. 31, 2005, the cost of securities for federal income tax purposes was approximately $518,314,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $52,126,000
      Unrealized depreciation                                         (730,000)
                                                                      --------
      Net unrealized appreciation                                  $51,396,000
                                                                   -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
6 -- AXP GLOBAL BOND FUND -- PORTFOLIO HOLDINGS AT JAN. 31, 2005

                                                              S-6309-80 C (4/05)

                          AXP(R) GLOBAL TECHNOLOGY FUND
                           A FEEDER FUND INVESTING IN
                          WORLD TECHNOLOGIES PORTFOLIO
                       PORTFOLIO HOLDINGS AT JAN. 31, 2005

Investments in Securities

World Technologies Portfolio

Jan. 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (95.6%)
Issuer                                        Shares                  Value(a)

Cellular telecommunications (4.7%)
China Unicom                                2,134,000(c)            $1,737,339
Nextel Communications Cl A                    120,100(b)             3,445,669
Vodafone Group ADR                            167,500(c)             4,351,650
Total                                                                9,534,658

Computer hardware (16.0%)
Cisco Systems                                 491,000(b)             8,857,640
Dell                                          292,800(b)            12,227,328
EMC                                           453,800(b)             5,944,780
Gateway                                       598,400(b)             2,830,432
Sun Microsystems                              617,500(b)             2,692,300
Total                                                               32,552,480

Computer software & services (30.2%)
Affiliated Computer
  Services Cl A                                42,800(b)             2,319,332
Blue Coat Systems                             150,200(b)             3,867,650
Business Objects ADR                           39,800(b,c,d)           970,722
Check Point Software
  Technologies                                 66,200(b,c)           1,607,336
Citrix Systems                                262,600(b)             5,632,770
Cognizant Technology
  Solutions Cl A                               59,900(b)             2,270,210
Electronic Arts                                16,500(b)             1,061,610
Google Cl A                                     2,600(b)               508,638
i2 Technologies                             2,820,000(b)             1,607,400
Informatica                                   301,000(b)             2,329,740
Juniper Networks                              162,100(b)             4,073,573
Macromedia                                    227,800(b)             7,799,873
MatrixOne                                     285,100(b)             1,545,242
Microsoft                                     113,700                2,988,036
Ness Technologies                             169,700(b,c)           2,250,222
OPNET Technologies                            100,000(b)               816,000
Oracle                                        276,400(b)             3,806,028
Paychex                                       125,000                3,811,250
Red Hat                                       111,300(b)             1,207,605
Satyam Computer Services                       46,200(c)             1,120,350
SeeBeyond Technology                          263,300(b)               911,018
Symantec                                      175,400(b)             4,095,590
Telvent GIT                                    60,000(b,c)             624,600
TIBCO Software                                174,600(b)             1,918,854
VERITAS Software                               78,200(b)             2,011,304
Total                                                               61,154,953

Electronics (28.5%)
Amkor Technology                              208,200(b)               922,326
Analog Devices                                103,400                3,711,026
ASML Holding                                  116,500(b,c)           1,914,095
Broadcom Cl A                                 185,800(b)             5,914,014
Cascade Microtech                               4,250(b)                45,050
Credence Systems                              419,000(b)             3,352,000
Cypress Semiconductor                         270,500(b)             3,083,700
Genesis Microchip                             191,200(b)             2,428,240
Intel                                         286,000                6,420,699
Marvell Technology Group                       70,700(b,c)           2,364,915
Maxim Integrated Products                      91,200                3,557,712
Open Solutions                                 64,100(b)             1,398,662
Samsung Electronics                            16,900(c)             8,155,297
Semtech                                        96,500(b)             1,773,670
Silicon Laboratories                           68,600(b)             2,339,260
Spatialight                                   205,225(b,d)             964,558
Taiwan Semiconductor
  Mfg ADR                                     214,800(c)             1,879,500
Texas Instruments                             237,000                5,500,770
Xilinx                                         73,700                2,151,303
Total                                                               57,876,797

Leisure time & entertainment (1.8%)
Gemstar-TV Guide Intl                         672,000(b)             3,709,440

Media (5.9%)
eBay                                           17,300(b)             1,409,950
iVillage                                      469,600(b)             2,822,296
XM Satellite Radio
  Holdings Cl A                                59,100(b)             1,885,881
Yahoo!                                        164,000(b)             5,774,440
Total                                                               11,892,567

Telecom equipment & services (6.5%)
CIENA                                          87,300(b)               222,615
Corning                                       365,900(b)             4,002,946
Harmonic                                        6,800(b)                77,520
JDS Uniphase                                  588,000(b)             1,258,320
Motorola                                      160,500                2,526,270
Nokia ADR                                     341,300(c)             5,215,064
Total                                                               13,302,735

Utilities -- telephone (2.0%)
Global Crossing                                87,100(b,c)           2,054,689
Sprint                                         88,500                2,108,955
Total                                                                4,163,644

Total common stocks
(Cost: $184,283,408)                                              $194,187,274

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
1 -- AXP GLOBAL TECHNOLOGY FUND -- PORTFOLIO HOLDINGS AT JAN. 31, 2005

Other (--%)
Issuer                                         Shares                 Value(a)

UBI Soft Entertainment
  Warrants                                      5,712(b)               $32,009

Total other
(Cost: $19,674)                                                        $32,009

Short-term securities (4.9%)(e)
Issuer                 Effective               Amount                  Value(a)
                         yield               payable at
                                              maturity

U.S. government agencies (4.4%)
Federal Home Loan Mtge Corp Disc Nt
  03-16-05                2.29%            $1,000,000                 $997,214
Federal Natl Mtge Assn Disc Nts
  03-09-05                2.27              4,300,000                4,289,999
  03-17-05                2.33              2,100,000                2,093,910
  04-13-05                2.47              1,500,000                1,492,634
Total                                                                8,873,757

Commercial paper (0.5%)
General Electric Capital
  02-01-05                2.48%            $1,100,000               $1,099,924

Total short-term securities
(Cost: $9,973,294)                                                  $9,973,681

Total investments in securities
(Cost: $194,276,376)(f)                                           $204,192,964

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2004.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2005, the value of foreign securities represented 16.9% of net assets.

(d)   At Jan. 31, 2005, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 0.8% of net assets. 4.1% of net assets is the Portfolio's cash equivalent position.

(f) At Jan. 31, 2005, the cost of securities for federal income tax purposes was approximately $194,276,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $ 19,937,000
      Unrealized depreciation                                      (10,020,000)
                                                                   -----------
      Net unrealized appreciation                                 $  9,917,000
                                                                  ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
2 -- AXP GLOBAL TECHNOLOGY FUND -- PORTFOLIO HOLDINGS AT JAN. 31, 2005

                                                              S-6395-80 C (4/05)

                    AXP(R) THREADNEEDLE EMERGING MARKETS FUND
                           A FEEDER FUND INVESTING IN
                           EMERGING MARKETS PORTFOLIO
                       PORTFOLIO HOLDINGS AT JAN. 31, 2005

Investments in Securities

AXP Emerging Markets Portfolio

Jan. 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (94.7%)(c)
Issuer                                         Shares                 Value(a)

Argentina (0.5%)

Home building
IRSA Inversiones y
  Representaciones                            143,040(b)           $1,750,810

Brazil (9.8%)

Banks and savings & loans (0.8%)
Banco Bradesco                                113,100               2,810,369

Energy (4.1%)
Petroleo Brasileiro ADR                       409,424              14,677,850

Metals (3.6%)
Cia Vale do Rio Doce ADR                      508,934              12,804,780

Paper & packaging (1.0%)
Aracruz Celulose ADR                           97,092               3,393,365

Textiles & apparel (0.3%)
Grenedene                                     105,825(b)            1,188,999

Chile (1.0%)

Metals
Antofagasta                                   158,928               3,656,495

China (3.0%)

Energy (1.0%)
CNOOC                                       6,689,000               3,537,543

Metals (1.1%)
Yanzhou Coal Mining Cl H                    2,596,000               3,696,154

Telecom equipment & services (0.9%)
China Telecom Cl H                          8,904,000               3,324,838

Hong Kong (2.1%)

Retail -- general
Esprit Holdings                               587,000               3,394,254
Giordano Intl                               6,672,000               4,126,070
Total                                                               7,520,324

Hungary (2.2%)

Banks and savings & loans (1.1%)
OTP Bank                                      119,124               3,857,511

Health care products (1.1%)
Gedeon Richter                                 29,346               3,851,838

India (4.1%)

Banks and savings & loans (1.5%)
ICICI Bank ADR                                138,239               2,719,161
State Bank of India ADR                        71,812(d)            2,674,997
Total                                                               5,394,158

Beverages & tobacco (1.0%)
ITC                                           108,721               3,384,131

Computer software & services (1.6%)
Infosys Technologies                          123,772               5,845,110

Indonesia (1.3%)

Beverages & tobacco
HM Sampoerna                                5,514,000               4,481,005

Israel (4.9%)

Chemicals (1.2%)
Makhteshin-Agan Inds                          764,927               4,130,517

Computer software & services (1.6%)
Check Point Software
  Technologies                                237,937(b)            5,777,110

Electronics (0.3%)
Lipman Electronic Engineering                  33,500                 982,220

Health care products (1.8%)
Teva Pharmaceutical
  Inds ADR                                    230,320               6,617,094

Malaysia (2.7%)

Banks and savings & loans (1.5%)
Malayan Banking                             1,608,900               5,210,137

Leisure time & entertainment (1.2%)
Resorts World                               1,582,800               4,208,348

Mexico (8.4%)

Beverages & tobacco (1.8%)
Grupo Modelo Series C                       2,360,700               6,372,688

Cellular telecommunications (2.1%)
America Movil ADR Series L                    143,920               7,636,395

Media (1.1%)
Grupo Televisa ADR                             65,751               3,868,131

Multi-industry (0.8%)
Grupo Financiero Banorte                      421,680               2,711,850

Real estate (1.2%)
Consorcio ARA                               1,145,700(b)            4,174,930

Retail -- general (1.4%)
Wal-Mart de Mexico
  Series C                                  1,468,521(b)            5,071,784

Netherlands Antilles (1.1%)

Beverages & tobacco
Efes Breweries Intl GDR                       119,769(b,d)          3,847,579

Peru (0.7%)

Precious metals
Compania de Minas
  Buenaventura ADR                            122,496               2,605,490

Philippine Islands (0.8%)

Utilities -- telephone
Philippine Long Distance
  Telephone                                   106,960(b)            2,767,556

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- AXP THREADNEEDLE EMERGING MARKETS FUND -- PORTFOLIO HOLDINGS
     AT JAN. 31, 2005

Issuer                                         Shares                 Value(a)

Poland (0.7%)

Media
TVN                                           205,106(b)           $2,619,103

Russia (6.4%)

Energy (2.1%)
LUKOIL ADR                                     58,843               7,296,532

Precious metals (1.0%)
Mining and Metallurgical
  Company Norilsk
  Nickel ADR                                   64,231               3,693,283

Utilities -- telephone (3.3%)
Mobile Telesystems ADR                        324,583              11,678,497

South Africa (10.3%)

Banks and savings & loans (4.7%)
ABSA Group                                    550,968               7,044,092
FirstRand                                   1,603,059               3,662,218
Standard Bank Group                           526,941               5,715,657
Total                                                              16,421,967

Energy equipment & services (0.9%)
Sasol                                         156,085               3,148,341

Multi-industry (1.0%)
Barloworld                                    209,575               3,639,063

Precious metals (0.5%)
AngloGold Ashanti                              59,793               1,947,618

Retail -- general (1.9%)
JD Group                                      380,848               4,127,181
Massmart Holdings                             392,948               2,748,992
Total                                                               6,876,173

Telecom equipment & services (1.3%)
Telkom                                        251,546               4,569,927

South Korea (16.0%)

Automotive & related (2.0%)
Hyundai Motor GDR                             244,883(d)            6,917,945

Banks and savings & loans (3.0%)
Hana Bank                                     130,760               3,473,752
Kookmin Bank                                  162,060               6,993,545
Total                                                              10,467,297

Electronics (6.0%)
Samsung Electronics                            44,024              21,244,306

Energy (0.4%)
SK Corporation                                 25,940               1,383,764

Engineering & construction (0.7%)
Hyundai Development                           141,450               2,532,628

Metals (2.5%)
POSCO                                          48,420               8,786,497

Retail -- general (1.4%)
Shinsegae                                      18,076               5,077,007

Taiwan (12.5%)

Banks and savings & loans (3.7%)
Chinatrust Financial Holding                6,717,234               7,570,291
E.Sun Financial Holdings                    3,006,000               2,408,624
Taishin Financial Holdings                  3,543,360               3,204,501
Total                                                              13,183,416

Computer hardware (1.9%)
Asustek Computer                            1,274,800               3,457,227
Hon Hai Precision Inds                        773,000               3,407,287
Total                                                               6,864,514

Electronics (4.7%)
Acer                                        2,128,172               3,353,949
AU Optronics                                1,865,000               2,857,151
Taiwan Semiconductor Mfg                    5,963,774               9,946,116
Total                                                              16,157,216

Insurance (1.3%)
Cathay Financial Holding                    2,368,000               4,665,577

Textiles & apparel (0.9%)
Far Eastern Textile                         4,416,000               3,199,111

Thailand (3.3%)

Banks and savings & loans (2.6%)
Bangkok Bank                                1,814,400               5,456,284
Kasikornbank                                2,356,000(b)            3,546,138
Total                                                               9,002,422

Utilities -- telephone (0.7%)
Advanced Info Service                         938,700               2,579,162

Turkey (1.9%)

Banks and savings & loans (--%)
Akbank                                             --                       3

Beverages & tobacco (0.8%)
Anadolu Efes Biracilik
  ve Malt Sanayil                             147,524                2,999,926

Furniture & appliances (1.1%)
Arcelik                                       578,644(b)            3,754,892

United Kingdom (1.0%)

Metals
BHP Billiton                                  294,810               3,600,500

Total common stocks
(Cost: $280,286,091)                                             $335,463,796

Preferred stock & other (0.8%)(c)
Issuer                                         Shares                 Value(a)

Brazil

Banks and savings & loans
Banco Bradesco
  Rights                                        3,386(b)              $32,201
Banco Itau Holding Financeira                  18,080               2,703,888

Total preferred stock & other
(Cost: $1,573,217)                                                 $2,736,089

Short-term securities (2.1%)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

U.S. government agency (1.5%)
Federal Natl Mtge Assn Disc Nts
  02-09-05                2.29%            $3,500,000              $3,497,996
  03-21-05                2.41              1,800,000               1,794,119
Total                                                               5,292,115

Commercial paper (0.6%)
Household Intl Finance
  02-01-05                2.48              2,300,000               2,299,842

Total short-term securities
(Cost: $7,592,411)                                                 $7,591,957

Total investments in securities
(Cost: $289,451,719)(e)                                          $345,791,842

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
2 -- AXP THREADNEEDLE EMERGING MARKETS FUND -- PORTFOLIO HOLDINGS
     AT JAN. 31, 2005

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2004.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
      At Jan. 31, 2005, the value of these securities amounted to $13,440,521 or 3.8% of net assets.

(e) At Jan. 31, 2005, the cost of securities for federal income tax purposes was approximately $289,452,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $58,018,000
      Unrealized depreciation                                      (1,678,000)
                                                                   ----------
      Net unrealized appreciation                                 $56,340,000
                                                                  -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
3 -- AXP THREADNEEDLE EMERGING MARKETS FUND -- PORTFOLIO HOLDINGS
     AT JAN. 31, 2005

                                                              S-6354-80 C (4/05)

                               PORTFOLIO HOLDINGS
                                       FOR
                    AXP(R) THREADNEEDLE GLOBAL BALANCED FUND
                                AT JAN. 31, 2005

Investments in Securities

AXP Threadneedle Global Balanced Fund

Jan. 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (65.1%)(c)
Issuer                                        Shares                  Value(a)

Bermuda (1.9%)

Insurance (0.7%)
PartnerRe                                      11,848                 $750,808

Machinery (0.5%)
Ingersoll-Rand Cl A                             7,326                  544,908

Multi-industry (0.7%)
Accenture Cl A                                 31,365(b)               817,058

Brazil (0.9%)

Metals (0.6%)
Cia Vale do Rio Doce ADR                       26,038                  655,116

Paper & packaging (0.3%)
Aracruz Celulose ADR                           11,195                  391,265

Canada (1.7%)

Banks and savings & loans (0.4%)
TSX Group                                       8,638                  404,406

Energy (0.7%)
EnCana                                         13,919                  822,802

Metals (0.6%)
Cameco                                         19,406                  666,153

China (0.3%)

Real estate
Hang Lung Properties                          232,000                  348,103

France (3.6%)

Aerospace & defense (0.5%)
Thales                                         11,724                  535,256

Automotive & related (0.5%)
Renault                                         6,755                  551,670

Energy (1.3%)
Total                                           6,956                1,494,782

Machinery (0.3%)
Schneider Electric                              5,000                  382,221

Multi-industry (1.0%)
Sanofi-Aventis                                 15,000                1,116,808

Germany (2.3%)

Banks and savings & loans (0.6%)
Hypo Real Estate Holding                       16,715(b)               660,477

Computer software & services (0.4%)
SAP                                             2,644                  409,525

Health care products (0.5%)
Schering                                        8,439                  569,521

Utilities -- electric (0.8%)
RWE                                            16,472                  950,725

Greece (0.3%)

Building materials & construction
Titan Cement                                   12,000                  386,582

Hong Kong (2.6%)

Multi-industry (1.0%)
New World Development                       1,090,600                1,064,472

Real estate (0.5%)
Henderson Land Development                    112,000                  531,356

Retail -- general (1.1%)
Esprit Holdings                               154,500                  893,377
Lifestyle Intl Holdings                       238,000                  366,217
Total                                                                1,259,594

India (0.7%)

Banks and savings & loans
State Bank of India ADR                        22,000                  819,500

Indonesia (0.3%)

Metals
PT Bumi Resources                           3,500,000(b)               351,377

Ireland (0.7%)

Banks and savings & loans
Anglo Irish Bank                               33,839                  823,963

Israel (1.0%)

Computer software & services
Check Point Software
  Technologies                                 48,006(b)             1,165,586

Italy (0.9%)

Energy
Eni                                            42,233                1,029,631

Japan (8.6%)

Automotive & related (0.9%)
Honda Motor                                     9,300                  485,469
Toyota Motor                                   13,200                  513,136
Total                                                                  998,605

Banks and savings & loans (1.9%)
Bank of Kyoto                                  66,000                  568,504
Chiba Bank                                     53,000                  350,264
Mitsubishi Tokyo  Financial Group                  83                  783,950
UFJ Holdings                                       47(b)               280,331
Total                                                                1,983,049

Broker dealers (0.7%)
Matsui Securities                              21,400                  762,419

Building materials & construction (0.2%)
Nishimatsu Construction                        64,000                  234,063

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
1 -- AXP THREADNEEDLE GLOBAL BALANCED FUND -- PORTFOLIO HOLDINGS AT
     JAN. 31, 2005

Issuer                                        Shares                  Value(a)

Japan (cont.)

Electronics (0.6%)
eAccess                                           347(b)              $351,301
Keyence                                         1,500                  343,670
Total                                                                  694,971

Engineering & construction (0.3%)
Daiwa House Industry                           32,000                  369,329

Health care products (0.4%)
Chugai Pharmaceutical                          31,700                  499,719

Machinery (1.6%)
Amada                                         114,000                  670,691
Komatsu                                       107,000                  793,020
Nidec                                           3,000                  336,607
Total                                                                1,800,318

Multi-industry (0.7%)
Canon                                           9,000                  469,194
Ricoh                                          16,000                  281,970
Total                                                                  751,164

Real estate (0.9%)
Daito Trust Construction                       13,400                  619,138
Mitsui Fudosan                                 28,000                  347,643
Total                                                                  966,781

Textiles & apparel (0.4%)
Onward Kashiyama                               31,000                  476,544

Luxembourg (0.5%)

Metals
Arcelor                                        26,529                  592,472

Mexico (0.6%)

Cellular telecommunications
America Movil ADR Series L                     12,875                  683,148

Netherlands (0.9%)

Food
Royal Numico                                   25,200(b)               965,662

Panama (0.8%)

Leisure time & entertainment
Carnival                                       15,253                  878,573

Russia (0.6%)

Utilities -- telephone
Mobile Telesystems ADR                         17,188                  618,424

Singapore (0.5%)

Real estate
City Developments                             126,000                  526,865

South Korea (1.8%)

Electronics (1.3%)
Samsung Electronics                             3,172                1,530,686

Engineering & construction (0.5%)
Hyundai Development                            29,550                  529,085

Spain (0.3%)

Computer software & services
Indra Sistemas                                 21,480                  367,757

Sweden (0.1%)

Telecom equipment & services
Telefonaktiebolaget LM
  Ericsson Cl B                                49,557(b)               145,453

Switzerland (2.9%)

Banks and savings & loans (1.0%)
UBS                                            14,452                1,174,629

Food (0.3%)
Nestle                                          1,371                  359,996

Health care products (1.6%)
Actelion                                        4,460(b)               423,119
Nobel Biocare Holding                           4,234                  743,182
Roche Holding                                   5,292                  564,296
Total                                                                1,730,597

Taiwan (0.4%)

Electronics
Taiwan Semiconductor Mfg                      258,337                  430,843

United Kingdom (4.7%)

Aerospace & defense (0.4%)
Rolls-Royce Group                              97,152(b)               478,078

Cellular telecommunications (1.3%)
Vodafone Group                                516,036                1,331,651

Food (0.6%)
Cadbury Schweppes                              69,524                  622,922

Industrial services (0.4%)
BOC Group                                      24,282                  448,819

Media (0.3%)
Reuters Group                                  49,845                  374,327

Metals (0.4%)
BHP Billiton                                   38,875                  481,960

Retail -- grocery (0.7%)
Tesco                                         141,316                  820,612

Telecom equipment & services (0.6%)
mmO2                                          274,549(b)               650,347

United States (25.2%)

Banks and savings & loans (0.7%)
Bank of America                                10,284                  476,869
Investors Financial Services                    7,000                  352,870
Total                                                                  829,739

Beverages & tobacco (1.0%)
Altria Group                                    7,088                  452,427
PepsiCo                                        12,851                  690,099
Total                                                                1,142,526

Broker dealers (0.8%)
Ameritrade Holding                             16,100(b)               208,173
Bear Stearns Companies                          6,255                  632,130
Total                                                                  840,303

Cellular telecommunications (1.3%)
American Tower Cl A                            44,585(b)               807,880
SpectraSite                                    11,050(b)               647,530
Total                                                                1,455,410

Computer hardware (1.3%)
Dell                                           25,164(b)             1,050,848
EMC                                            26,707(b)               349,862
Total                                                                1,400,710

Computer software & services (2.0%)
Adobe Systems                                  11,027                  627,436
Microsoft                                      60,765                1,596,904
Total                                                                2,224,340

Electronics (0.4%)
Intel                                          22,250                  499,513

Energy (2.4%)
EOG Resources                                   8,603                  638,773
Exxon Mobil                                     7,889                  407,072
Forest Oil                                     10,871(b)               366,244
Massey Energy                                  11,470                  435,057
Valero Energy                                  13,039                  678,420
Total                                                                2,525,566

Finance companies (1.7%)
Citigroup                                      38,896                1,907,849

Financial services (1.0%)
Goldman Sachs Group                             5,495                  592,636
Moody's                                         6,108                  511,728
Total                                                                1,104,364

Food (0.3%)
WM Wrigley Jr                                   4,117                  289,796

Furniture & appliances (0.8%)
Mohawk Inds                                     5,929(b)               524,775
Tempur-Pedic Intl                              17,950(b)               383,951
Total                                                                  908,726

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 -- AXP THREADNEEDLE GLOBAL BALANCED FUND -- PORTFOLIO HOLDINGS AT
     JAN. 31, 2005

Issuer                                        Shares                  Value(a)

United States (cont.)

Health care products (3.1%)
Abbott Laboratories                             7,249                 $326,350
Amgen                                          18,169(b)             1,130,839
Johnson & Johnson                               9,990                  646,353
Laboratory Corp of America  Holdings            8,398(b)               401,844
Pfizer                                          9,549                  230,704
St. Jude Medical                               16,460(b)               646,549
Total                                                                3,382,639

Health care services (1.0%)
DaVita                                         13,085(b)               549,047
WellPoint                                       4,967(b)               603,490
Total                                                                1,152,537

Household products (0.6%)
Procter & Gamble                               12,305                  654,995

Industrial services (0.3%)
Iron Mountain                                  12,750(b)               359,550

Industrial transportation (0.4%)
Norfolk Southern                               12,976                  453,122

Insurance (0.9%)
American Intl Group                            15,766                1,045,128

Leisure time & entertainment (0.4%)
Harley-Davidson                                 8,274                  497,350

Media (0.8%)
Dex Media                                      23,404                  547,420
Lamar Advertising Cl A                          7,200(b)               309,456
Total                                                                  856,876

Multi-industry (0.8%)
General Electric                               25,478                  920,520

Retail -- drugstores (0.7%)
Walgreen                                       19,575                  834,091

Retail -- general (2.0%)
Dillard's Cl A                                 18,980                  498,035
Home Depot                                     30,652                1,264,702
Staples                                        13,647                  446,803
Total                                                                2,209,540

Utilities -- electric (0.5%)
Duke Energy                                    22,886                  613,116

Total common stocks
(Cost: $60,795,071)                                                $72,891,839

Preferred stock & other (0.6%)(c)
Issuer                                        Shares                  Value(a)

Germany (0.6%)
Porsche                                           983                 $640,292

Singapore (--%)
City Development
  Warrants                                     12,600 (b)               33,869

Total preferred stock & other
(Cost: $473,100)                                                      $674,161

Bonds (29.1%)(c)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Australia (0.1%)
New South Wales Treasury
  (Australian Dollar)
   03-01-08               8.00%               200,000                 $165,750

Austria (1.5%)
Oesterreichische Kontrollbank
  (Japanese Yen)
   03-22-10               1.80            160,000,000                1,643,190

Belgium (1.6%)
Govt of Belgium
  (European Monetary Unit)
   12-24-12               8.00              1,000,000                1,720,500

Canada (1.6%)
Govt of Canada
  (Canadian Dollar)
   09-01-08               4.25              1,600,000                1,327,574
Province of British Columbia
  (Canadian Dollar)
   12-01-06               5.25                500,000                  419,114
Total                                                                1,746,688

Denmark (1.0%)
Realkredit Danmark
  Danish Krone)
   01-01-08               4.00              1,720,000                  311,777
Rheinische Hypothekenbank
  (European Monetary Unit)
   09-24-08               4.25                550,000                  751,818
Total                                                                1,063,595

France (2.8%)
French Treasury Note
  (European Monetary Unit)
   07-12-08               3.00                300,000                  394,665
Govt of France
  (European Monetary Unit)
   04-25-13               4.00                500,000                  679,966
   10-25-14               4.00              1,500,000                2,029,350
Total                                                                3,103,981

Germany (5.4%)
Allgemeine Hypothekenbank Rheinboden
  (European Monetary Unit)
   09-02-09               5.00                850,000(d)             1,200,514
Bundesrepublik Deutschland
  (European Monetary Unit)
   01-05-06               6.00              1,450,000                1,954,075
   07-04-08               4.75                725,000                1,006,847
   07-04-09               4.50                 85,000                  118,050
   07-04-10               5.25                250,000                  361,475
   06-20-16               6.00                434,598                  691,202
   07-04-27               6.50                400,000                  714,108
Total                                                                6,046,271

Greece (3.2%)
Hellenic Republic
  (European Monetary Unit)
   04-18-08               3.50%               650,000                  866,235
   04-20-09               3.50                800,000                1,066,845
   05-20-13               4.60                400,000                  560,693
   10-22-22               5.90                700,000                1,124,298
Total                                                                3,618,071

Italy (2.9%)
Buoni Poliennali Del Tesoro
  (European Monetary Unit)
   11-01-09               4.25                400,000                  551,625
   08-01-13               4.25                600,000                  825,878
   08-01-14               4.25                720,000                  988,546
   11-01-29               5.25                600,000                  915,109
Total                                                                3,281,158

Japan (1.8%)
Govt of Japan
  (Japanese Yen)
   12-21-09               1.70            137,000,000                1,398,197
   06-20-13               0.50             74,000,000                  679,441
Total                                                                2,077,638

Netherlands (1.3%)
Govt of Netherlands
  (European Monetary Unit)
   07-15-12               5.00              1,000,000                1,445,283

Norway (0.3%)
Govt of Norway
  (Norwegian Krone)
   05-16-11               6.00              2,100,000                  378,107

Supra-National (0.5%)
Intl Bank Reconstruction & Development
  (Japanese Yen)
   02-18-08               2.00             55,000,000                  561,055

United Kingdom (1.6%)
Greater Beijing First Expressways
  (U.S. Dollar) Sr Nts
   06-15-07               9.50                170,000(b,e,f)                --
United Kingdom Treasury
  (British Pound)
   07-12-11               9.00                410,000                  961,120
   09-27-13               8.00                340,000                  794,230
Total                                                                1,755,350

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
3 -- AXP THREADNEEDLE GLOBAL BALANCED FUND -- PORTFOLIO HOLDINGS AT
     JAN. 31, 2005

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

United States (3.6%)
ConocoPhillips
  (U.S. Dollar)
   03-15-28               7.13%              $200,000                 $220,096
Federal Natl Mtge Assn
  (U.S. Dollar)
   05-15-11               6.00              1,970,000                2,162,784
U.S. Treasury (U.S. Dollar)
   01-31-06               1.88                535,000                  529,316
   08-15-14               4.25                868,000                  876,036
   02-15-26               6.00                169,000                  199,103
Total                                                                3,987,335

Total bonds
(Cost: $29,349,578)                                                $32,593,972

Short-term security (3.5%)
Issuer                 Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity

Commercial paper
Deutsche Bank Financial LLC
   02-01-05               2.50%            $3,900,000               $3,899,729

Total short-term security
(Cost: $3,900,000)                                                  $3,899,729

Total investments in securities
(Cost: $94,517,749(g)                                             $110,059,701

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2004.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of Jan. 31, 2005, the value of these securities amounted to $1,200,514 or 1.1% of net assets.

(e)   Negligible market value.

(f) Identifies issues considered to be illiquid as to their marketability. Information concerning such security holdings at Jan. 31, 2005, is as follows:

      Security                                     Acquisition           Cost
                                                      dates
      Greater Beijing First Expressways
        (U.S. Dollar) 9.50% Sr Nts 2007      06-12-97 thru 09-30-04   $51,391

(g) At Jan. 31, 2005, the cost of securities for federal income tax purposes was approximately $94,518,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $16,218,000
      Unrealized depreciation                                        (676,000)
                                                                     --------
      Net unrealized appreciation                                 $15,542,000
                                                                  -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
4 -- AXP THREADNEEDLE GLOBAL BALANCED FUND -- PORTFOLIO HOLDINGS AT
     JAN. 31, 2005

                                                              S-6352-80 C (4/05)

                     AXP(R) THREADNEEDLE GLOBAL EQUITY FUND
                           A FEEDER FUND INVESTING IN
                             WORLD GROWTH PORTFOLIO
                       PORTFOLIO HOLDINGS AT JAN. 31, 2005

Investments in Securities

AXP World Growth Portfolio

Jan. 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (98.4%)(c)
Issuer                                         Shares                 Value(a)

Bermuda (2.6%)

Insurance (0.5%)
PartnerRe                                      39,402               $2,496,905

Machinery (0.6%)
Ingersoll-Rand Cl A                            38,000                2,826,440

Multi-industry (1.5%)
Accenture Cl A                                290,793(b)             7,575,158

Brazil (1.1%)

Metals
Cia Vale do Rio Doce ADR                      215,926                5,432,698

Canada (1.9%)

Energy
EnCana                                        126,520                7,479,055
Suncor Energy                                  67,359                2,155,488
Total                                                                9,634,543

France (5.2%)

Aerospace & defense (0.5%)
Thales                                         54,036                2,467,002

Automotive & related (0.5%)
Renault                                        31,000                2,531,718

Energy (1.9%)
Total                                          45,141                9,700,398

Machinery (0.8%)
Schneider Electric                             50,000                3,822,210

Multi-industry (1.5%)
Sanofi-Aventis                                100,000                7,445,388

Germany (3.3%)

Banks and savings & loans (0.9%)
Hypo Real Estate Holding                      110,000(b)             4,346,542

Computer software & services (0.4%)
SAP                                            13,803                2,137,923

Health care products (0.9%)
Schering                                       65,000                4,386,642

Utilities -- electric (1.1%)
RWE                                           100,000                5,771,767

Greece (0.5%)

Building materials & construction
Titan Cement                                   80,000                2,577,208

Hong Kong (5.5%)

Multi-industry (1.6%)
New World Development                       8,157,600                7,962,162

Real estate (1.6%)
Henderson Land Development                    953,000                4,521,274
Sun Hung Kai Properties                       375,000                3,473,017
Total                                                                7,994,291

Retail -- general (2.3%)
Esprit Holdings                             1,000,000                5,782,376
Giordano Intl                               4,238,000                2,620,845
Lifestyle Intl Holdings                     2,247,500                3,458,291
Total                                                               11,861,512

India (0.5%)

Banks and savings & loans
State Bank of India ADR                        73,294(d)             2,730,202

Indonesia (0.8%)

Metals
PT Bumi Resources                          39,964,500(b)             4,012,174

Ireland (0.9%)

Banks and savings & loans
Anglo Irish Bank                              182,251                4,437,721

Israel (1.8%)

Computer software & services
Check Point Software
  Technologies                                381,723(b)             9,268,234

Italy (1.9%)

Energy
Eni                                           383,344                9,345,843

Japan (15.8%)

Automotive & related (1.0%)
Toyota Motor                                  125,000                4,859,249

Banks and savings & loans (2.7%)
Bank of Kyoto                                 511,000(e)             4,401,600
Chiba Bank                                    618,000                4,084,208
Mitsubishi Tokyo Financial
  Group                                           489                4,618,691
Total                                                               13,104,499

Broker dealers (1.0%)
Matsui Securities                             146,000                5,201,551

Building materials & construction (0.3%)
Nishimatsu Construction                       433,000                1,583,586

Electronics (1.7%)
eAccess                                         3,899                3,947,328
Keyence                                        20,900                4,788,467
Total                                                                8,735,795

Engineering & construction (1.0%)
Daiwa House Industry                          454,000                5,239,852

See accompanying notes to investments in securities.

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1 -- AXP THREADNEEDLE GLOBAL EQUITY FUND -- PORTFOLIO HOLDINGS AT JAN. 31, 2005

Issuer                                         Shares                 Value(a)

Japan (cont.)

Financial services (0.8%)
Aiful                                          30,500               $3,451,716
Kobayashi Yoko                                 22,100                 $464,063
Total                                                                3,915,779

Machinery (2.3%)
Amada                                         882,000                5,189,033
Komatsu                                       876,000                6,492,386
Total                                                               11,681,419

Multi-industry (0.8%)
Canon                                          72,700                3,790,046

Real estate (2.9%)
Daito Trust Construction                      113,800                5,258,047
GOLDCREST                                      47,790                3,358,630
Mitsui Fudosan                                446,000                5,537,460
Total                                                               14,154,137

Retail -- general (0.4%)
Seven-Eleven Japan                             71,000                2,150,529

Textiles & apparel (0.9%)
Onward Kashiyama                              308,000                4,734,696

Luxembourg (1.0%)

Metals
Arcelor                                       224,631                5,016,682

Mexico (0.9%)

Cellular telecommunications
America Movil ADR Series L                     82,248                4,364,079

Netherlands (1.0%)

Food
Royal Numico                                  130,000(b)             4,981,592

Russia (0.9%)

Utilities -- telephone
Mobile Telesystems ADR                        123,880                4,457,202

South Korea (4.2%)

Chemicals (0.4%)
Hanwha Chemical                               200,000                2,132,033

Electronics (3.0%)
Samsung Electronics                            31,740               15,316,516

Engineering & construction (0.8%)
Hyundai Development                           212,240                3,800,105

Sweden (0.7%)

Telecom equipment & services
Telefonaktiebolaget
  LM Ericsson Cl B                          1,217,539(b)             3,573,549

Switzerland (3.9%)

Banks and savings & loans (2.2%)
UBS                                           135,866               11,042,906

Health care products (1.7%)
Actelion                                       38,313(b)             3,634,740
Nobel Biocare Holding                          28,031                4,920,200
Total                                                                8,554,940

Taiwan (0.6%)

Financial services
Hung Poo Real Estate
  Development                               3,778,000                2,916,557

United Kingdom (5.3%)

Aerospace & defense (0.4%)
Rolls-Royce Group                             397,608(b)             1,956,598

Cellular telecommunications (2.4%)
Vodafone Group                              4,396,906               11,346,386

Food (0.7%)
Cadbury Schweppes                             419,631                3,759,816

Metals (0.8%)
BHP Billiton                                  331,310                4,107,481

Retail -- grocery (1.0%)
Tesco                                         895,120                5,197,901

United States (38.1%)

Beverages & tobacco (0.5%)
Altria Group                                   40,000                2,553,200

Broker dealers (2.5%)
Ameritrade Holding                            357,950(b)             4,628,293
Bear Stearns Companies                         37,617                3,801,574
Lehman Brothers Holdings                       43,587                3,974,699
Total                                                               12,404,566

Cellular telecommunications (1.7%)
American Tower Cl A                           270,785(b)             4,906,625
SpectraSite                                    65,934(b)             3,863,732
Total                                                                8,770,357

Computer hardware (2.0%)
Dell                                          235,553(b)             9,836,693

Computer software & services (3.9%)
Adobe Systems                                  66,727                3,796,766
Microsoft                                     602,769               15,840,770
Total                                                               19,637,536

Energy (4.0%)
Anadarko Petroleum                             36,793                2,436,065
Burlington Resources                           59,759                2,612,066
EOG Resources                                  55,164                4,095,927
Forest Oil                                     76,784(b)             2,586,853
Massey Energy                                  81,584                3,094,481
Valero Energy                                 101,578                5,285,104
Total                                                               20,110,496

Energy equipment & services (0.5%)
ENSCO Intl                                     79,154                2,709,441

Finance companies (3.5%)
Citigroup                                     355,996               17,461,604

Financial services (1.3%)
Goldman Sachs Group                            62,472                6,737,605

Furniture & appliances (1.3%)
Mohawk Inds                                    42,403(b)             3,753,090
Tempur-Pedic Intl                             121,082(b)             2,589,944
Total                                                                6,343,034

Health care products (5.0%)
Amgen                                         138,902(b)             8,645,261
Johnson & Johnson                              71,258                4,610,393
Laboratory Corp of America
  Holdings                                     64,205(b)             3,072,209
Myogen                                        161,959(b)             1,091,604
Pfizer                                         93,184                2,251,325
St. Jude Medical                              130,414(b)             5,122,662
Total                                                               24,793,454

Health care services (2.1%)
DaVita                                         99,047(b)             4,156,012
WellPoint                                      52,054(b)             6,324,561
Total                                                               10,480,573

Insurance (1.6%)
American Intl Group                           120,661                7,998,617

Leisure time & entertainment (1.0%)
Harley-Davidson                                85,000                5,109,350

Media (1.8%)
Dex Media                                     205,824                4,814,224
DIRECTV Group                                 131,147(b)             1,973,762
Lamar Advertising Cl A                         58,176(b)             2,500,404
Total                                                                9,288,390

Retail -- drugstores (1.0%)
Walgreen                                      118,127                5,033,391

Retail -- general (3.9%)
Dillard's Cl A                                150,629                3,952,505
Home Depot                                    234,837                9,689,374
Staples                                        91,571                2,998,035
TJX Companies                                 118,204                2,959,828
Total                                                               19,599,742

Utilities -- electric (0.5%)
Duke Energy                                    96,950                2,597,291

Total common stocks
(Cost: $429,561,958)                                              $493,905,502

See accompanying notes to investments in securities.

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2 -- AXP THREADNEEDLE GLOBAL EQUITY FUND -- PORTFOLIO HOLDINGS AT JAN. 31, 2005

Preferred stock (0.8%)(c)
Issuer                                         Shares                 Value(a)

Germany
Porsche                                         6,537               $4,257,975

Total preferred stock
(Cost: $3,369,108)                                                  $4,257,975

Short-term security (0.9%)(f)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

U.S. government agency
Federal Home Loan Mtge Corp Disc Nt
   03-16-05               2.29%            $4,700,000               $4,686,904

Total short-term security
(Cost: $4,686,583)                                                  $4,686,904

Total investments in securities
(Cost: $437,617,649)(g)                                           $502,850,381

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2004.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2005, the value of these securities amounted to $2,730,202 or 0.5% of net assets.

(e)   At Jan. 31, 2005, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in short-term securities and represents 0.5% of net assets. 0.4% of net assets is the Portfolio's cash equivalent position.

(g) At Jan. 31, 2005, the cost of securities for federal income tax purposes was approximately $437,618,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $69,955,000
      Unrealized depreciation                                       (4,723,000)
                                                                    ----------
      Net unrealized appreciation                                  $65,232,000
                                                                   -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
3 -- AXP THREADNEEDLE GLOBAL EQUITY FUND -- PORTFOLIO HOLDINGS AT JAN. 31, 2005

                                                              S-6334-80 C (4/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP Global Series, Inc.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 29, 2005



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          March 29, 2005